Transactions and Balances With Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of transactions with SUN corporation
	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Revenues	3,678	1,865	3,662

Schedule of balances with SUN corporation
	December 31, 2021	December 31, 2020
Trade receivables	214	—
Trade payables	—	(154)